OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
Investments, All Other Investments [Abstract]
OTHER NON-CURRENT ASSETS
10.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2015	2016
	US$	US$

Rental and other deposits	2,375	4,933
Rental deposits paid to lessors for sublease services	4,420	1,711
Others	774	747

	7,569	7,391